Segment reporting (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment reporting
Number of operating segments | segment	3
Depreciation of property and equipment	¥ 3,026,236	¥ 3,821,925	¥ 4,168,525
China Mobility
Segment reporting
Depreciation of property and equipment	413,152	563,496	550,738
International
Segment reporting
Depreciation of property and equipment	171,012	160,594	167,771
Other Initiatives
Segment reporting
Depreciation of property and equipment	¥ 2,442,072	¥ 3,097,835	¥ 3,450,016